Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

Software and operating system	4,427	4,427	626
Less: Accumulated amortization	(3,694)	(4,064)	(575)
Intangible asset, net	733	363	51